License Agreements (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2025 USD ($)	Dec. 31, 2024 USD ($) item	Dec. 31, 2023 USD ($) item
License Agreements
Annual maintenance fee	$ 50,000	$ 50,000	$ 50,000
Prepaid Maintenance Fees	25,000
Milestone payments		$ 125,000,000	$ 125,000,000
Number of Phase 2 clinical trails | item		2	2
royalty fees pertaining to license agreement	0	$ 0
Minimum
License Agreements
Annual maintenance fee per license	30,000	30,000
Maximum
License Agreements
Annual maintenance fee per license	$ 50,000	$ 50,000